LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
LEASES

NOTE 14 —LEASES

The Company has operating leases for its office spaces, one F&B store in South Korea and two F&B stores in Singapore. In the second quarter of 2024, the Company ceased its operations of F&BPLQ and recorded a gain on termination of the operating lease of $246, which is included in other income on the Company’s Statement of Operations for the six months ended June 30, 2024.

The related lease agreements do not contain any material residual value guarantees or material restrictive covenants. Since the Company’s leases do not provide an implicit rate that can be readily determined, management uses a discount rate based on the incremental borrowing rate. The Company’s weighted-average remaining lease term relating to its operating leases is 1.54 years, with a weighted-average discount rate of 3.81%.

The Company has also utilized the following practical expedients:

●	Short-term leases – for leases that are for a period of 12 months or less, the Company will not apply the recognition requirements of ASC 842.

●	For leases that contain related non-lease components, such as maintenance, the Company will account for these payments as a single lease component.

The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the balance sheets. Total lease expenses amounted to $134,996 and $125,994, which were included in general and administrative expenses in the statements of operations for the three months ended June 30, 2024 and 2023, respectively. Total lease expenses amounted to $260,139 and $256,038, which were included in general and administrative expenses in the statements of operations for the six months ended June 30, 2024 and 2023, respectively. Total cash paid for operating leases amounted to $132,789 and $142,698 for the three months ended June 30, 2024 and 2023, respectively. Total cash paid for operating leases amounted to $257,000 and $286,907 for the six months ended June 30, 2024 and 2023, respectively. In addition, the Company leases certain equipment on a short-term (12 months or less) basis. Total short-term lease expense of $6,878 and $1,742 is included in general and administrative expenses for the three months ended June 30, 2024 and 2023, respectively. Total short-term lease expense of $10,319 and $2,348 is included in general and administrative expenses for the six months ended June 30, 2024 and 2023, respectively. Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2024	December 31, 2023

Right-of-use assets	$570,325	$598,508

Lease liabilities - current	$384,817	$429,687
Lease liabilities - non-current	198,300	182,380
Total lease liabilities	$583,117	$612,067

As of June 30, 2024, the aggregate future minimum rental payments under non-cancelable agreements are as follows:

Maturity of Lease Liabilities	Total

12 months ended June 30, 2025	$401,688
12 months ended June 30, 2026	166,196
12 months ended June 30, 2027	37,156
Total undiscounted lease payments	$605,040
Less: Imputed interest	(21,923)
Present value of lease liabilities	$583,117
Operating lease liabilities - Current	384,817
Operating lease liabilities - Non-current	$198,300

Note 14. Leases

The Company has operating leases for its office spaces in South Korea and two F&B stores in Singapore. The related lease agreements do not contain any material residual value guarantees or material restrictive covenants. Since the Company’s leases do not provide an implicit rate that can be readily determined, management uses a discount rate based on the incremental borrowing rate. The Company’s weighted-average remaining lease term relating to its operating leases is 1.43 years, with a weighted-average discount rate is 3.85%.

The Company has also utilized the following practical expedients:

●	Short-term leases – for leases that are for a period of 12 months or less, the Company will not apply the recognition requirements of ASC 842.
●	For leases that contain related non-lease components, such as maintenance, the Company will account for these payments as a single lease component.

The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the balance sheets. Total lease expenses amounted to $509,340 and $356,556 which were included in general and administrative expenses in the statements of operations for the years ended December 31, 2023 and 2022, respectively. Total cash paid for operating leases amounted to $580,580 and $355,746 for the years ended December 31, 2023 and 2022, respectively. In addition, the Company leases certain equipment on a short-term (12 months or less) basis. Total short-term lease expense of $14,348 and $11,034 is included in general and administrative expenses for the years ended December 31, 2023 and 2022, respectively. Supplemental balance sheet information related to operating leases was as follows:

December 31, 2023

Right-of-use assets	$598,508

Lease liabilities - current	$429,687
Lease liabilities - non-current	182,380
Total lease liabilities	$612,067

As of December 31, 2023, the aggregate future minimum rental payments under non-cancelable agreement are as follows:

Maturity of Lease Liabilities	Total

12 months ended December 31, 2024	$446,002
12 months ended December 31, 2025	185,540
Total undiscounted lease payments	631,542
Less: Imputed interest	(19,475)
Present value of lease liabilities	612,067
Operating lease liabilities - Current	429,687
Operating lease liabilities - Non-current	$182,380